Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	31-1042001
EBP, Plan Number	002
Current Value	$ 207,103,922
Participant loans	1,982,545
Total assets (held at end of year)	$ 209,086,467
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,314,440
Pooled separate accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	73,564,975
Investment, Identifier [Axis]: First Financial Bancorp | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,549,934
Investment, Identifier [Axis]: Investment contract-at contract value | Principal Life Insurance Company | Fixed Income Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,674,573
Investment, Identifier [Axis]: Mutual funds | Alliance Bernstein | Global Bond Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	101,560
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,150,455
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | Inflation Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,064,634
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,156,868
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,926,990
Investment, Identifier [Axis]: Mutual funds | MFS Investment Management | Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,777,392
Investment, Identifier [Axis]: Mutual funds | PGIM Investments | High Yield Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,167,659
Investment, Identifier [Axis]: Mutual funds | PGIM Investments | Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	984,236
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Funds | US Small-Cap Growth Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,432,977
Investment, Identifier [Axis]: Mutual funds | The American Funds | Europacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,380,693
Investment, Identifier [Axis]: Mutual funds | The American Funds | New World Fund Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,170,976
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2015 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	913
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2020 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,852
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2025 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	138,332
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2030 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,601,263
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2035 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,704,195
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2040 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,585,811
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2045 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	608,854
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2050 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,037,935
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2055 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,362,484
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2060 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	743,676
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2065 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	545,645
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | 2070 Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	237,957
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | Blue Chip Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,873,125
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | Lifetime Strategic Income Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,142
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | MidCap S&P 400 Index Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,377,696
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | Overseas Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,100,283
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | Real Estate Securities Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	637,562
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | SmallCap S&P 600 Index Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,450,624
Investment, Identifier [Axis]: Pooled separate accounts | Principal Life Insurance Company | SmallCap Value II Separate Account-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,464,626